Summary of Significant Accounting Policies - Carrying Amounts and Estimated Fair Value of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt, principal amount		$ 1,270,457
Fixed Rate Debt
Debt Instrument [Line Items]
Long-term debt, principal amount		1,270,457	$ 700,000
Long-term debt, discount or premium		(1,457)	(4,555)
Long-term debt, including current portion, Carrying Value	$ 1,100,000	1,269,000	695,445
Long-term debt, including current portion, Fair Value		$ 428,767	453,000
Variable Rate Debt
Debt Instrument [Line Items]
Long-term debt, including current portion, Carrying Value			375,000
Long-term debt, including current portion, Fair Value			$ 375,000